Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Detail of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2020		1,033	255,735	34,432,122
March 31, 2021	Capital increase (AGA 2018-1)	1	0	24,500
March 31, 2021	Capital increase (AGA 2019-1)	11	—	369,250
April 20, 2021	Warrants attribution	—	(11)	—
May 31, 2021	Warrants subscription (BSA 2021)	—	43	—
December 31, 2021		1,045	255,767	34,825,872
March 31, 2022	Capital increase (AGA 2020)	2	—	50,000
March 31, 2022	Prior period adjustments	—	2	—
June 30, 2022	Free Shares attributions (AGA 2022)	—	(9)	—
December 31, 2022		1,046	255,760	34,875,872

Disclosure of Detail of Change in Founders' Warrants, Warrants and Free Shares
The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
The following tables summarize activity in these plans during the years ended December 31, 2022 and 2021.
The impact of share-based payments on income is detailed in Note 17.
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	(100,000)	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	—	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	200,841	—	—	(215)	200,626	160,673
BSPCE 2017	January 7, 2017	15.93	179,500	—	—	(350)	179,150	179,150
Total			715,291	—	—	(100,565)	614,726	574,773

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,700	—	—	(350)	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	202,617	—	—	(1,776)	200,841	139,461
BSPCE 2017	January 7, 2017	15.93	180,850	—	—	(1,350)	179,500	179,500
Total			718,767	—	—	(3,476)	715,291	653,911
BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	(30,000)	—	—
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	(18,000)	—	—
BSA 2018-1	March 6, 2018	13.550	28,000	—	—	—	28,000	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	30,000	—	—	(30,000)	—	—
Total			263,251	—	—	(78,000)	185,251	20,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	(36,208)	—	—
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	(8,000)	—	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	—	48,103	—	(33,672)	14,431	—
BSA 2021 (b)	April 21, 2021	13.64	—	30,000	—	—	30,000	—
Total			263,028	78,103	—	(77,880)	263,251	36,000
AGA)

Type	Grant date	Outstanding at January 1, 2022	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2022	Number of shares exercisable
AGA 2020	March 11, 2020	50,000	—	(50,000)	—	—	—
AGA 2021	April 20, 2021	360,512	—	—	(5,801)	354,711	354,711
AGA 2022	June 22, 2022		300,039		(1,004)	299,035	299,035
Total		410,512	300,039	(50,000)	(6,805)	653,746	653,746

Type	Grant date	Outstanding at January 1, 2021	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2021	Number of shares exercisable
AGA 2019-1	March 29, 2019	372,000	—	(369,250)	(2,750)	—	—
AGA 2020	March 11, 2020	50,000	—	—	—	50,000	50,000
AGA 2021	April 20, 2021	—	362,515	—	(2,003)	360,512	360,512
Total		446,500	362,515	(393,750)	(4,753)	410,512	410,512

Disclosure of Detail of Change in Stock Options	OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	240
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,250	—	—	(2,500)	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	387,456	—	—	(6,283)	381,173	274,610
OSA 2021-04	April 20, 2021	13.74	491,200	—	—	(70,000)	421,200	18,619
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	20,000
OSA 2022-001	April 14, 2022	6.17	—	20,000	—	(20,000)	—	—
OSA 2022-06	June 22, 2022	4.16	—	580,900	—	(26,400)	554,500	—
Total			1,583,806	600,900	—	(125,183)	2,059,523	395,719

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	120
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,750	—	—	(500)	28,250	19,165
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	400,709	—	—	(13,253)	387,456	172,147
OSA 2021-04	April 20, 2021	13.74	—	571,200	—	(80,000)	491,200	—
OSA 2021-06	June 21, 2021	12.99	—	120,000	—	—	120,000	—
Total			986,359	691,200	—	(93,753)	1,583,806	247,932